Other Non-Current Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of other non-current receivables
	December 31, 2020	December 31, 2019
Other receivables (Note 3)	$-	$637
Other non-current receivables	-	912
Total	$-	$1,549